BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Related Party Transactions
a.	The following related party balances are included in the balance sheets:

	December 31,
	2014	2015

Trade receivables and prepaid expenses	$3,308	$2,084

Trade payables and accrued expenses	$1,518	$1,323

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2013	2014	2015

Revenues (1)	$1,480	$3,651	$2,304

Expenses, net - primarily lease, sub-contractors and communications (2)	$4,387	$5,594	$6,331

Purchase of property and equipment	$3,003	$4,209	$5,463

(1)	Distribution of the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.